Income Tax - Summary Of Income Tax Provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current Federal					$ 757,069	$ 0
Current State					0	0
Deferred Federal					(1,210,347)	(349,999)
Deferred State					0	0
Change in valuation allowance					1,210,347	349,999
Income tax provision	$ 146,980	$ 530,156	$ 785,543	$ 530,156	$ 757,069	$ 0